PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited)
1
Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.2%
Argentina : 0.2%
22,874
Cresud SACIF y A, ADR
$ 209,069
0.1
30,233  IRSA Inversiones y
Representaciones SA,
ADR
264,841
0.1
473,910
0.2
Brazil : 7.9%
59,320  B3 SA - Brasil Bolsa
Balcao
156,609
0.1
471,098
Banco Bradesco SA, ADR
1,460,404
0.6
88,002  Banco Santander Brasil
SA, ADR
503,371
0.2
29,846  BB Seguridade
Participacoes SA
207,230
0.1
197,092
(1)(2)
BRF SA, ADR
551,858
0.2
44,433
CCR SA
118,114
0.0
13,896
Energisa S/A
141,950
0.1
14,258
Equatorial Energia SA
102,250
0.0
293,402  Itau Unibanco Holding
SA, ADR
1,936,453
0.8
77,006
Klabin SA
332,153
0.1
31,113
Petroleo Brasileiro SA
266,957
0.1
172,464  Petroleo Brasileiro SA -
Foreign, ADR
2,943,961
1.2
289,054
Raia Drogasil SA
1,476,075
0.6
39,995
Rumo SA
186,397
0.1
69,376
(1)
Sitios Latinoamerica SAB
de CV
25,878
0.0
40,772
Suzano SA
426,039
0.2
19,190
Telefonica Brasil SA
198,702
0.1
106,964
Telefonica Brasil SA, ADR
1,103,868
0.5
289,517
TIM SA/Brazil
1,017,961
0.4
99,070
Ultrapar Participacoes SA
563,498
0.2
182,970
Vale SA, ADR
2,504,859
1.0
30,653
Vale SA - Foreign
420,656
0.2
72,734
Vibra Energia SA
349,400
0.1
98,152
XP, Inc. - Class A
2,412,576
1.0
19,407,219
7.9
Chile : 0.6%
126,906
Cencosud SA
220,850
0.1
61,061
Empresas CMPC SA
99,492
0.0
19,892
Empresas Copec SA
126,461
0.0
2,167,581
Enel Chile SA
130,293
0.1
22,259
(2)
Sociedad Quimica y
Minera de Chile SA, ADR
936,436
0.4
1,513,532
0.6
China : 16.5%
488,200  Alibaba Group Holding
Ltd.
4,378,655
1.8
12,026
(1)
Baidu, Inc., ADR
1,266,458
0.5
3,538
(1)
BeiGene Ltd., ADR
524,438
0.2
4,500
BYD Co. Ltd. - Class H
100,756
0.0
1,451,000
(3)
CGN Power Co. Ltd. -
Class H
406,606
0.2
236,000  China Communications
Services Corp. Ltd. -
Class H
97,177
0.0
142,000  China Life Insurance Co.
Ltd. - Class H
163,704
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
744,104  China Mengniu Dairy Co.
Ltd.
$ 1,648,726
0.7
1,579,650  China Petroleum &
Chemical Corp. - Class H
821,739
0.3
275,000  China Railway Group Ltd.
- Class H
125,768
0.1
376,000
(3)
China Railway Signal &
Communication Corp. Ltd.
- Class H
133,959
0.1
198,000  CRRC Corp. Ltd. - Class
H
92,029
0.0
162,800  CSPC Pharmaceutical
Group Ltd.
119,770
0.0
20,875
(1)
DiDi Global, Inc., ADR
73,062
0.0
11,900
ENN Energy Holdings Ltd.
88,582
0.0
481,838
H World Group Ltd.
1,510,288
0.6
50,600  Haier Smart Home Co.
Ltd. - Class H
142,979
0.1
266,000  Hengan International
Group Co. Ltd.
823,667
0.3
91,100  Inner Mongolia Yitai Coal
Co. Ltd. - Class B
172,326
0.1
90,000
(1)(3)
Innovent Biologics, Inc.
362,602
0.1
33,145
(1)
iQIYI, Inc., ADR
111,036
0.0
216,961
JD.com, Inc. - Class A
2,446,482
1.0
90,000  Jiangxi Copper Co. Ltd. -
Class H
125,868
0.1
17,800  Kweichow Moutai Co. Ltd.
- Class A
3,984,147
1.6
26,480
(1)(3)
Meituan - Class B
212,985
0.1
6,600
NetEase, Inc.
128,292
0.1
671,000  People's Insurance Co.
Group of China Ltd. -
Class H
208,599
0.1
2,520,000  PetroChina Co. Ltd. -
Class H
1,822,882
0.7
116,000  PICC Property & Casualty
Co. Ltd. - Class H
144,288
0.1
1,485,857  Shandong Weigao Group
Medical Polymer Co. Ltd.
- Class H
952,186
0.4
165,500  Shenzhen International
Holdings Ltd.
136,206
0.1
23,457  Shenzhen Mindray Bio-
Medical Electronics Co.
Ltd. - Class A
878,168
0.4
73,200  Sinopharm Group Co. Ltd.
- Class H
192,478
0.1
23,002
(1)
Sohu.com Ltd., ADR
220,819
0.1
169,296
Tencent Holdings Ltd.
5,876,488
2.4
632,000  Tingyi Cayman Islands
Holding Corp.
629,307
0.3
159,000
(3)
Topsports International
Holdings Ltd.
103,061
0.0
32,029
(1)
Trip.com Group Ltd., ADR
1,170,980
0.5
122,000  Tsingtao Brewery Co. Ltd.
- Class H
696,220
0.3
1,344,600  Uni-President China
Holdings Ltd.
755,293
0.3
28,601
Weibo Corp., ADR
231,668
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
10,440
(2)
Weibo Corp. - Class A
$ 83,514
0.0
185,200  Wuliangye Yibin Co. Ltd.
- Class A
3,269,104
1.3
368,400  Yangzijiang Shipbuilding
Holdings Ltd.
459,918
0.2
70,390
Yum China Holdings, Inc.
2,421,833
1.0
40,315,113
16.5
Colombia : 0.0%
164,813
Ecopetrol SA
98,829
0.0
France : 0.8%
3,853
L'Oreal SA
1,843,862
0.8
Germany : 0.5%
6,372
adidas AG
1,202,952
0.5
Greece : 0.6%
6,938  GEK Terna Holding Real
Estate Construction SA
104,520
0.1
7,280  Hellenic
Telecommunications
Organization SA
101,081
0.0
11,018  Helleniq Energy Holdings
SA
88,369
0.0
5,299
Jumbo SA
148,892
0.1
7,748  Motor Oil Hellas Corinth
Refineries SA
211,675
0.1
12,817
Mytilineos SA
526,349
0.2
15,197
OPAP SA
263,102
0.1
1,443,988
0.6
Hong Kong : 2.3%
338,868
AIA Group Ltd.
2,657,545
1.1
75,000  Beijing Enterprises
Holdings Ltd.
271,449
0.1
1,073,685
(3)
Budweiser Brewing Co.
APAC Ltd.
1,692,281
0.7
898,000
Kunlun Energy Co. Ltd.
804,516
0.3
197,000  Want Want China
Holdings Ltd.
108,605
0.1
5,534,396
2.3
Hungary : 0.3%
64,503  MOL Hungarian Oil & Gas
PLC
528,637
0.2
11,928
Richter Gedeon Nyrt
321,992
0.1
850,629
0.3
India : 16.2%
18,949
Ambuja Cements Ltd.
127,533
0.0
31,278
Asian Paints Ltd.
1,111,043
0.5
2,444
Bajaj Auto Ltd.
225,931
0.1
13,410
Bajaj Finance Ltd.
1,109,966
0.5
84,249
Bharat Electronics Ltd.
188,698
0.1
80,325  Bharat Petroleum Corp.
Ltd.
486,854
0.2
2,920
Britannia Industries Ltd.
182,634
0.1
11,918
Cipla Ltd./India
193,837
0.1
110,702
Coal India Ltd.
542,037
0.2
2,719
Coforge Ltd.
204,400
0.1
7,040  Colgate-Palmolive India
Ltd.
218,029
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
8,242  Coromandel International
Ltd.
$ 104,214
0.0
7,383
Cummins India Ltd.
203,985
0.1
2,280
Divi's Laboratories Ltd.
100,788
0.0
5,341  Dr Reddy's Laboratories
Ltd.
392,440
0.2
2,470
Eicher Motors Ltd.
114,339
0.0
47,812
Exide Industries Ltd.
192,962
0.1
187,240
GAIL India Ltd.
389,607
0.2
83,268
HCL Technologies Ltd.
1,579,236
0.6
3,621
(3)
HDFC Asset Management
Co. Ltd.
156,195
0.1
48,000
HDFC Bank Ltd.
844,122
0.3
65,941
HDFC Bank Ltd., ADR
3,659,066
1.5
6,610
Hero MotoCorp Ltd.
367,987
0.1
40,469
Hindalco Industries Ltd.
281,849
0.1
4,604  Hindustan Aeronautics
Ltd.
166,607
0.1
357,341
Indian Oil Corp. Ltd.
632,804
0.3
20,479
Indraprastha Gas Ltd.
106,240
0.0
65,852
Infosys Ltd.
1,312,837
0.5
155,976  Infosys Ltd. - Foreign,
ADR
3,097,683
1.3
3,705
(1)(3)
InterGlobe Aviation Ltd.
132,128
0.1
20,558
ITC Ltd.
109,288
0.0
12,239
Jindal Steel & Power Ltd.
111,625
0.0
12,800
JSW Steel Ltd.
126,033
0.0
5,566
Larsen & Toubro Ltd.
233,022
0.1
1,568
(3)
LTIMindtree Ltd.
102,702
0.0
8,088
Mahindra & Mahindra Ltd.
160,830
0.1
1,165
Maruti Suzuki India Ltd.
142,889
0.1
3,348
Mphasis Ltd.
104,619
0.0
155
MRF Ltd.
265,783
0.1
5,493
Nestle India Ltd.
165,694
0.1
113,358
NMDC Ltd.
300,125
0.1
104,156
NTPC Ltd.
398,777
0.2
159,407  Oil & Natural Gas Corp.
Ltd.
484,233
0.2
29,611
Oil India Ltd.
152,062
0.1
1,941  Oracle Financial Services
Software Ltd.
152,369
0.1
2,098
Persistent Systems Ltd.
210,559
0.1
101,022
Petronet LNG Ltd.
327,489
0.1
2,236
PI Industries Ltd.
90,865
0.0
8,288
Piramal Enterprises Ltd.
91,438
0.0
96,915  Power Grid Corp. of India
Ltd.
302,699
0.1
18,145
Rajesh Exports Ltd.
79,821
0.0
312,231
Reliance Industries Ltd.
10,727,173
4.4
373,918
(1)
Reliance Strategic
Investments Ltd.
1,116,411
0.5
11,845  Sun Pharmaceutical
Industries Ltd.
202,359
0.1
2,641
Supreme Industries Ltd.
131,396
0.1
4,505
Tata Communications Ltd.
94,238
0.0
46,796  Tata Consultancy
Services Ltd.
2,149,393
0.9
104,516  Tata Consumer Products
Ltd.
1,407,476
0.6
18,807
Tata Motors Ltd.
200,160
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
146,766
Tata Steel Ltd.
$ 240,330
0.1
20,792
Tech Mahindra Ltd.
333,100
0.1
1,702
UltraTech Cement Ltd.
208,107
0.1
60,938
Vedanta Ltd.
201,195
0.1
13,154
Zydus Lifesciences Ltd.
120,380
0.0
39,670,691
16.2
Indonesia : 2.0%
4,649,100
Astra International Tbk PT
1,506,497
0.6
4,022,792
Bank Central Asia Tbk PT
2,433,895
1.0
259,800  Bank Mandiri Persero
Tbk PT
109,380
0.1
227,700  Indofood Sukses Makmur
Tbk PT
92,004
0.0
572,100  Sumber Alfaria Trijaya
Tbk PT
96,018
0.0
691,400  Telkom Indonesia Persero
Tbk PT
173,422
0.1
1,527,900  Unilever Indonesia Tbk
PT
300,158
0.1
80,600
United Tractors Tbk PT
117,080
0.1
4,828,454
2.0
Japan : 1.3%
11,727
Fast Retailing Co. Ltd.
3,130,839
1.3
Kuwait : 0.1%
13,522  Humansoft Holding Co.
KSC
150,963
0.1
58,995  Mobile
Telecommunications Co.
KSCP
100,827
0.0
251,790
0.1
Malaysia : 0.6%
190,700
Axiata Group Bhd
109,874
0.0
96,300  CIMB Group Holdings
Bhd
126,841
0.1
142,100
Gamuda Bhd
151,714
0.1
36,400  Kuala Lumpur Kepong
Bhd
170,701
0.1
62,100  Petronas Chemicals
Group Bhd
88,760
0.0
23,600
Petronas Dagangan Bhd
106,474
0.0
31,800
Petronas Gas Bhd
119,267
0.1
194,700
Sime Darby Bhd
99,898
0.0
87,800
Tenaga Nasional Bhd
198,989
0.1
216,287
UEM Sunrise Bhd
46,856
0.0
435,400
YTL Corp. Bhd
214,658
0.1
1,434,032
0.6
Mexico : 8.0%
169,030
Alfa SAB de CV - Class A
132,187
0.1
29,515
(1)
Alsea SAB de CV
115,803
0.0
72,276  America Movil SAB de CV
- Foreign, ADR
1,304,582
0.5
14,929  Arca Continental SAB
de CV
169,730
0.1
599,351
(1)
Cemex SAB de CV
496,920
0.2
130,721
(1)
Cemex SAB de CV -
Foreign, ADR
1,082,370
0.4
39,431  Coca-Cola Femsa SAB
de CV
374,757
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Mexico (continued)
10,545  Coca-Cola Femsa SAB
de CV - Foreign, ADR
$ 1,001,142
0.4
57,855  Corp Inmobiliaria Vesta
SAB de CV
219,837
0.1
18,393  El Puerto de Liverpool
SAB de CV - Class C1
129,018
0.1
308,016  Fibra Uno Administracion
SA de CV
523,098
0.2
40,445  Fomento Economico
Mexicano SAB de CV
547,687
0.2
43,088  Fomento Economico
Mexicano SAB de CV -
Foreign, ADR
5,840,147
2.4
14,357
GCC SAB de CV
166,714
0.1
11,365  Gruma SAB de CV -
Class B
212,621
0.1
17,592  Grupo Aeroportuario del
Centro Norte SAB de CV
160,788
0.1
15,648  Grupo Aeroportuario del
Pacifico SAB de CV -
Class B
243,655
0.1
8,431  Grupo Aeroportuario del
Sureste SAB de CV -
Class B
245,408
0.1
69,146
Grupo Bimbo SAB de CV
314,404
0.1
80,763  Grupo Comercial
Chedraui SA de CV
546,334
0.2
167,385  Grupo Financiero Banorte
SAB de CV - Class O
1,702,004
0.7
19,880
Grupo Mexico SAB de CV
102,475
0.0
190,189
Grupo Televisa SAB, ADR
572,469
0.2
52,638  Kimberly-Clark de Mexico
SAB de CV - Class A
119,519
0.0
72,792  Orbia Advance Corp. SAB
de CV
144,895
0.1
44,409  Prologis Property Mexico
SA de CV
182,678
0.1
18,208  Promotora y Operadora
de Infraestructura SAB
de CV
179,208
0.1
662,299  Wal-Mart de Mexico SAB
de CV
2,735,545
1.1
19,565,995
8.0
Netherlands : 1.0%
21,748
Heineken NV
2,187,742
0.9
23,710
NEPI Rockcastle NV
159,666
0.1
2,347,408
1.0
Peru : 0.8%
80,307  Cia de Minas
Buenaventura SAA, ADR
1,218,257
0.5
4,670
Credicorp Ltd.
693,168
0.3
1,911,425
0.8
Philippines : 0.2%
589,100
DMCI Holdings, Inc.
112,389
0.1
45,350  International Container
Terminal Services, Inc.
196,094
0.1
16,100
Manila Electric Co.
103,597
0.0
412,080
0.2

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Qatar : 0.1%
35,433
Ooredoo QPSC
$ 104,129
0.0
45,107
Qatar Fuel QSC
194,273
0.1
298,402
0.1
Romania : 0.1%
2,375,021
OMV Petrom SA
299,199
0.1
Russia : 0.1%
164,710
(4)
Alrosa PJSC
—
—
951,000
(1)(3)(4)
Detsky Mir PJSC
—
—
1,037,141
(1)(4)
Gazprom PJSC
—
—
25,468
(4)
Lukoil PJSC
—
—
14,210
(4)
Magnit PJSC
—
—
271,070
(1)(4)
Magnitogorsk Iron & Steel
Works PJSC
—
—
1,179
(4)
MMC Norilsk Nickel PJSC
—
—
91,474
(4)
Mobile TeleSystems PJSC
—
—
83,570
(1)(4)
Novolipetsk Steel PJSC
—
—
4,078
(4)
PhosAgro PJSC
—
—
453,015
(4)
Rosneft Oil Co. PJSC
—
—
1,076,340
(4)
Sberbank of Russia PJSC
—
—
16,184
(1)(4)
Severstal PAO
—
—
34,543
(4)
Tatneft PJSC
—
—
25,031
(1)(4)
Yandex NV - Class A
356,125
0.1
356,125
0.1
Saudi Arabia : 0.4%
34,409  Abdullah Al Othaim
Markets Co.
125,818
0.1
1,869  Bupa Arabia for
Cooperative Insurance
Co.
102,906
0.0
12,880
Etihad Etisalat Co.
178,941
0.1
25,434
Jarir Marketing Co.
103,361
0.0
3,959
SABIC Agri-Nutrients Co.
134,985
0.1
3,335  Saudi Airlines Catering
Co.
102,449
0.0
15,509
Saudi Telecom Co.
168,763
0.1
1,154  Saudia Dairy & Foodstuff
Co.
110,781
0.0
1,028,004
0.4
South Africa : 1.6%
13,625
Bid Corp. Ltd.
330,486
0.1
9,775
Bidvest Group Ltd.
128,870
0.0
8,070
Clicks Group Ltd.
129,715
0.0
9,869
Gold Fields Ltd.
145,620
0.1
48,233
MTN Group Ltd.
246,131
0.1
178,584
OUTsurance Group Ltd.
399,185
0.2
45,372
Remgro Ltd.
382,169
0.2
486,905
Sanlam Ltd.
1,857,638
0.8
16,817
Tiger Brands Ltd.
188,519
0.1
29,971  Woolworths Holdings Ltd./
South Africa
111,047
0.0
3,919,380
1.6
South Korea : 15.8%
2,109
(1)
DB Insurance Co. Ltd.
139,122
0.1
3,388
Doosan Bobcat, Inc.
129,029
0.0
4,409  Hana Financial Group,
Inc.
157,655
0.1
2,416
HD Hyundai Co. Ltd.
128,772
0.0
1,347
(1)
Hyundai Glovis Co. Ltd.
176,380
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
2,322
Hyundai Mobis Co. Ltd.
$ 363,982
0.1
1,509
Hyundai Motor Co.
219,484
0.1
4,073
(1)
Hyundai Steel Co.
101,994
0.0
26,369
(1)
Kakao Corp.
1,031,181
0.4
3,669
KB Financial Group, Inc.
155,704
0.1
8,123
(1)
Kia Corp.
623,936
0.3
9,640
(1)
Korean Air Lines Co. Ltd.
162,077
0.1
4,117
KT&G Corp.
279,603
0.1
3,343
LG Electronics, Inc.
233,022
0.1
108,469
LG Uplus Corp.
830,469
0.3
2,703
(1)
Lotte Corp.
58,714
0.0
582
(1)
Lotte Wellfood Co. Ltd.
55,375
0.0
13,915
(1)
NAVER Corp.
2,075,035
0.8
860
POSCO Holdings, Inc.
272,861
0.1
2,887
Samsung C&T Corp.
298,240
0.1
1,369  Samsung Electro-
Mechanics Co. Ltd.
142,377
0.1
180,141  Samsung Electronics Co.
Ltd.
9,788,293
4.0
9,408
(1)
Samsung Engineering
Co. Ltd.
156,921
0.1
795
(1)
Samsung Fire & Marine
Insurance Co. Ltd.
157,314
0.1
28,390  Samsung Life Insurance
Co. Ltd.
1,475,304
0.6
1,751
Samsung SDS Co. Ltd.
199,125
0.1
41,884  Shinhan Financial Group
Co. Ltd.
1,283,329
0.5
70,675
SK Hynix, Inc.
7,077,443
2.9
169,294
(1)
SK Square Co. Ltd.
6,576,765
2.7
111,890
SK Telecom Co. Ltd.
4,206,913
1.7
12,666  Woori Financial Group,
Inc.
131,326
0.1
38,687,745
15.8
Taiwan : 14.3%
8,000
Accton Technology Corp.
134,580
0.1
249,000
Acer, Inc.
365,680
0.1
18,471
Advantech Co. Ltd.
199,103
0.1
154,000  ASE Technology Holding
Co. Ltd.
665,861
0.3
74,000
Asia Cement Corp.
93,841
0.0
17,000
Asustek Computer, Inc.
241,388
0.1
22,000  Catcher Technology Co.
Ltd.
136,702
0.1
132,000  Chicony Electronics Co.
Ltd.
692,106
0.3
136,000
China Steel Corp.
108,981
0.0
52,000  Chunghwa Telecom Co.
Ltd.
197,127
0.1
693,000
Compal Electronics, Inc.
794,772
0.3
156,000  CTBC Financial Holding
Co. Ltd.
141,525
0.1
34,000
Delta Electronics, Inc.
304,252
0.1
10,000
Eclat Textile Co. Ltd.
174,533
0.1
166,000  Far Eastern New Century
Corp.
163,783
0.1
54,000  Far EasTone
Telecommunications Co.
Ltd.
138,608
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
27,000  Feng TAY Enterprise Co.
Ltd.
$ 139,213
0.1
979,000
(1)(3)
FIT Hon Teng Ltd.
117,017
0.0
72,000  Formosa Chemicals &
Fibre Corp.
129,987
0.1
87,000
Formosa Plastics Corp.
199,930
0.1
124,000  Foxconn Technology Co.
Ltd.
199,684
0.1
11,000  Gigabyte Technology Co.
Ltd.
108,852
0.0
117,000  Hon Hai Precision
Industry Co. Ltd.
382,733
0.2
262,000
Inventec Corp.
460,156
0.2
4,000
Largan Precision Co. Ltd.
317,139
0.1
106,000
Lite-On Technology Corp.
367,090
0.1
230,000
MediaTek, Inc.
7,097,254
2.9
71,000  Micro-Star International
Co. Ltd.
411,802
0.2
118,000
Nan Ya Plastics Corp.
228,685
0.1
35,000  Novatek Microelectronics
Corp.
570,140
0.2
186,000
Pegatron Corp.
490,328
0.2
288,000
Pou Chen Corp.
289,926
0.1
105,000  Powertech Technology,
Inc.
487,483
0.2
13,000  President Chain Store
Corp.
109,608
0.0
19,000
Quanta Computer, Inc.
150,233
0.1
20,000  Realtek Semiconductor
Corp.
299,308
0.1
25,000  Sino-American Silicon
Products, Inc.
152,861
0.1
234,000  Taishin Financial Holding
Co. Ltd.
128,188
0.0
44,000
Taiwan Mobile Co. Ltd.
137,537
0.1
747,000  Taiwan Semiconductor
Manufacturing Co. Ltd.
14,953,819
6.1
141,000  Teco Electric and
Machinery Co. Ltd.
206,793
0.1
22,000  Unimicron Technology
Corp.
123,426
0.0
133,000  Uni-President Enterprises
Corp.
307,348
0.1
507,000  United Microelectronics
Corp.
789,733
0.3
44,000  Vanguard International
Semiconductor Corp.
103,240
0.0
155,000
Wistron Corp.
567,505
0.2
2,000
Wiwynn Corp.
141,002
0.1
54,000  Zhen Ding Technology
Holding Ltd.
173,845
0.1
34,894,707
14.3
Thailand : 1.8%
31,200  Advanced Info Service
PCL
192,422
0.1
173,400  Bangkok Dusit Medical
Services PCL - Foreign -
Class F
134,409
0.1
21,800  Bumrungrad Hospital PCL
- Foreign
147,491
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Thailand (continued)
1,915,571
CP ALL PCL - Foreign
$ 2,819,916
1.2
404,200  Land & Houses PCL
- Foreign
87,216
0.0
127,300
Minor International PCL
109,450
0.0
43,900  PTT Exploration &
Production PCL - Foreign
Shares
185,272
0.1
332,500
PTT PCL - Foreign
315,635
0.1
16,100  Siam Cement PCL
- Foreign
122,549
0.0
104,300
Thai Oil PCL - Foreign
160,464
0.1
4,274,824
1.8
Turkey : 0.5%
595,165
Akbank TAS
774,732
0.3
12,272  BIM Birlesik Magazalar
AS
153,890
0.1
3,919
(1)
D-MARKET Elektronik
Hizmetler ve Ticaret AS,
ADR
6,153
0.0
48,742  Turkcell Iletisim Hizmetleri
AS
110,109
0.0
43,887  Turkiye Petrol Rafinerileri
AS
216,225
0.1
1,261,109
0.5
United Arab Emirates : 0.4%
279,852
Air Arabia PJSC
226,780
0.1
77,246
Aldar Properties PJSC
107,258
0.1
85,808  Emaar Development
PJSC
162,377
0.1
138,136
Emaar Properties PJSC
279,293
0.1
129,232
(1)
Multiply Group PJSC
101,475
0.0
877,183
0.4
United Kingdom : 1.0%
5,681
Anglogold Ashanti PLC
101,662
0.0
342,800
(4)
Fix Price Group PLC,
GDR
—
—
48,090
Unilever PLC, ADR
2,341,502
1.0
2,443,164
1.0
United States : 1.3%
35,865
Micron Technology, Inc.
3,075,424
1.3
Uruguay : 0.9%
1,282
(1)
MercadoLibre, Inc.
2,194,540
0.9
Total Common Stock
(Cost $254,709,941)
239,846,950
98.2
PREFERRED STOCK : 1.0%
Brazil : 0.8%
34,461
Bradespar SA
158,449
0.0
88,638  Cia Energetica de Minas
Gerais
206,459
0.1
136,267
Gerdau SA
579,514
0.2
256,178
Itausa SA
519,140
0.2
96,328
Metalurgica Gerdau SA
193,263
0.1
50,888
Petroleo Brasileiro SA
418,555
0.2
2,075,380
0.8
Chile : 0.1%
50,393
Embotelladora Andina SA
128,394
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
PREFERRED STOCK: (continued)
Russia : —%
378
(4)
AK Transneft PJSC OAO
$ —
—
863,754
(4)
Surgutneftegas PJSC
—
—
217
(4)
Transneft PJSC
—
—
—
—
South Korea : 0.1%
3,851  Samsung Electronics Co.
Ltd.
168,504
0.1
Total Preferred Stock
(Cost $4,102,931)
2,372,278
1.0
WARRANTS : 0.0%
United States : 0.0%
38,283
(1)
IRSA Inversiones y
Representaciones SA
23,735
0.0
Total Warrants
(Cost $–)
23,735
0.0
Total Long-Term
Investments
(Cost $258,812,872)
242,242,963
99.2
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.0%
Repurchase Agreements : 0.4%
919,827
(5)
Deutsche Bank Securities
Inc., Repurchase
Agreement dated
01/31/2024, 5.320%, due
02/01/2024 (Repurchase
Amount $919,961,
collateralized by various
U.S. Government
Agency Obligations,
2.000%-6.000%, Market
Value plus accrued
interest $938,224, due
09/15/39-10/20/62)
919,827
0.4
Total Repurchase
Agreements
(Cost $919,827)
919,827
0.4
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 0.6%
1,167,227
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.220%
$ 1,167,227
0.5
393,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.210%
393,000
0.1
Total Mutual Funds
(Cost $1,560,227)
1,560,227
0.6
Total Short-Term
Investments
(Cost $2,480,054)
2,480,054
1.0
Total Investments in
Securities
(Cost $261,292,926) $ 244,723,017 100.2
Liabilities in Excess of
Other Assets (467,888) (0.2)
Net Assets $ 244,255,129 100.0
ADR American Depositary Receipt
GDR Global Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of January 31, 2024.
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 25.3%
Consumer Staples 17.1
Financials 12.1
Consumer Discretionary 10.0
Energy 9.5
Communication Services 9.3
Industrials 5.9
Materials 5.7
Health Care 1.9
Utilities 1.6
Real Estate 0.8
Warrants 0.0
Short-Term Investments 1.0
Liabilities in Excess of Other Assets (0.2)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
January 31, 2024
Asset Table
Investments, at fair value
Common Stock
Argentina $ 473,910 $ — $ — $ 473,910
Brazil 19,407,219 — — 19,407,219
Chile 1,513,532 — — 1,513,532
China 4,550,647 35,764,466 — 40,315,113
Colombia 98,829 — — 98,829
France — 1,843,862 — 1,843,862
Germany — 1,202,952 — 1,202,952
Greece 1,254,538 189,450 — 1,443,988
Hong Kong 108,605 5,425,791 — 5,534,396
Hungary 850,629 — — 850,629
India 6,756,749 32,913,942 — 39,670,691
Indonesia 300,158 4,528,296 — 4,828,454
Japan — 3,130,839 — 3,130,839
Kuwait 150,963 100,827 — 251,790
Malaysia 576,444 857,588 — 1,434,032
Mexico 19,565,995 — — 19,565,995
Netherlands 159,666 2,187,742 — 2,347,408
Peru 1,911,425 — — 1,911,425
Philippines 112,389 299,691 — 412,080
Qatar 104,129 194,273 — 298,402
Romania 299,199 — — 299,199
Russia — — 356,125 356,125
Saudi Arabia 495,532 532,472 — 1,028,004
South Africa 3,773,760 145,620 — 3,919,380
South Korea — 38,687,745 — 38,687,745
Taiwan — 34,894,707 — 34,894,707
Thailand — 4,274,824 — 4,274,824
Turkey 116,262 1,144,847 — 1,261,109
United Arab Emirates 107,258 769,925 — 877,183
United Kingdom 2,341,502 101,662 — 2,443,164
United States 3,075,424 — — 3,075,424
Uruguay 2,194,540 — — 2,194,540
Total Common Stock 70,299,304 169,191,521 356,125 239,846,950
Preferred Stock 2,203,774 168,504 — 2,372,278
Warrants 23,735 — — 23,735
Short-Term Investments 1,560,227 919,827 — 2,480,054
Total Investments, at fair value $ 74,087,040 $ 170,279,852 $ 356,125 $ 244,723,017
Other Financial Instruments+
Forward Foreign Currency Contracts — 194 — 194
Total Assets $ 74,087,040 $ 170,280,046 $ 356,125 $ 244,723,211
Liabilities Table
Other Financial Instruments+
Futures $ (16,173) $ — $ — $ (16,173)
Total Liabilities $ (16,173) $ — $ — $ (16,173)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
At January 31, 2024, the following forward foreign currency contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 29,527 ZAR 549,327 The Bank of New York Mellon 02/05/24 $ 194
$ 194
At January 31, 2024, the following futures contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
MSCI Emerging Markets Index 24 03/15/24 $ 1,176,960 $ (16,173)
$ 1,176,960 $ (16,173)
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 30,543,161
Gross Unrealized Depreciation (47,113,069)
Net Unrealized Depreciation $ (16,569,908)